Common Stock Repurchase Program (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Current Fiscal Year End Date	--12-31
Accelerated Share Repurchases, Settlement (Payment) or Receipt	$ 100,000,000
Option Indexed to Issuer's Equity, Redeemable Stock, Redemption Requirements, Amount	0	(50,000,000)		40,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	500,000,000
Stock Repurchased During Period, Shares	4.8	10.0	4.8
Payments for Repurchase of Common Stock	220,971,000	388,968,000	140,127,000
Stock Repurchased During Period, Value		339,000,000	140,000,000
cumulative common stock repurchased through repurchase program	24.0
cumulative value of shares repurchased through stock repurchase program	850,000,000
May 3, 2010 Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount	200,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0
May 26, 2011 Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount	100,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0
February 21, 2012 Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount	200,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0
September 12, 2012 Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount	350,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0
December 4, 2013 Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount	500,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	500,000,000
November 2012 Accelerated Share repurchase [Domain]
Accelerated Share Repurchases, Settlement (Payment) or Receipt	$ 250,000,000
Initial shares received [Member]
Accelerated Share Repurchases, Cash or Stock Settlement	1.3
Initial shares received [Member] | November 2012 Accelerated Share repurchase [Domain]
Accelerated Share Repurchases, Cash or Stock Settlement	5.8
Initial share value [Member]
Accelerated Share Repurchases, Cash or Stock Settlement	60
Initial share value [Member] | November 2012 Accelerated Share repurchase [Domain]
Accelerated Share Repurchases, Cash or Stock Settlement	200
Shares received at settlement [Member]
Accelerated Share Repurchases, Cash or Stock Settlement	377
Shares received at settlement [Member] | November 2012 Accelerated Share repurchase [Domain]
Accelerated Share Repurchases, Cash or Stock Settlement	592
Cash received at settlement [Member]
Accelerated Share Repurchases, Cash or Stock Settlement	19.037